Average Annual Total Returns - Nationwide Destination 2035 Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P Target Date To 2035 Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date To 2035 Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date To 2035 Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	6.09%	8.68%	7.72%	3.84%	6.29%	5.94%	3.69%	6.19%	5.79%	12.39%	9.72%	8.08%	13.15%	10.53%	8.89%	12.92%	10.26%	8.61%	12.47%	9.83%	8.14%